Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at December 31, 2021	28	5	116	372	188	452	1,161
Gross deferred tax liabilities at December 31, 2021	(246)	(1,382)	—	(23)	—	(127)	(1,778)
Net deferred tax balance at December 31, 2021	(218)	(1,377)	116	349	188	325	(617)

At December 31, 2021	(218)	(1,377)	116	349	188	325	(617)
(Charged)/credited to income	(57)	102	1	(23)	(168)	180	35
(Charged)/credited to equity	—	—	—	—	12	(31)	(19)
(Charged) to other comprehensive income	—	—	(38)	—	—	(5)	(43)
Impact of business combination	(1)	(250)	—	—	142	43	(66)
Impact of asset acquisitions	—	—	—	—	57	—	57
Net deferred tax balance at December 31, 2022	(276)	(1,525)	79	326	231	512	(653)

Gross deferred tax assets at December 31, 2022	31	4	79	352	231	642	1,339
Gross deferred tax liabilities at December 31, 2022	(307)	(1,529)	—	(26)	—	(130)	(1,992)
Net deferred tax balance at December 31, 2022	(276)	(1,525)	79	326	231	512	(653)

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provisions and accruals	Total
Gross deferred tax assets at December 31, 2020	24	5	128	381	174	314	1,026
Gross deferred tax liabilities at December 31, 2020	(215)	(1,519)	—	(23)	—	(66)	(1,823)
Net deferred tax balance at December 31, 2020	(191)	(1,514)	128	358	174	248	(797)

At December 31, 2020	(191)	(1,514)	128	358	174	248	(797)
(Charged)/credited to income	(27)	137	1	(9)	4	86	192
(Charged)/credited to equity	—	—	(2)	—	7	3	8
(Charged)/credited to other comprehensive income	—	—	(11)	—	3	(12)	(20)
Net deferred tax balance at December 31, 2021	(218)	(1,377)	116	349	188	325	(617)

Gross deferred tax assets at December 31, 2021	28	5	116	372	188	452	1,161
Gross deferred tax liabilities at December 31, 2021	(246)	(1,382)	—	(23)	—	(127)	(1,778)
Net deferred tax balance at December 31, 2021	(218)	(1,377)	116	349	188	325	(617)

Disclosure of components in deferred taxes
The below table presents the Net deferred tax balance as of December 31, 2022 after offsetting $928 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2022
Deferred tax assets	411
Deferred tax liabilities	(1,064)
Net deferred tax liabilities	(653)
The below table presents the Net deferred tax balance as of December 31, 2021 after offsetting $752 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2021
Deferred tax assets	409
Deferred tax liabilities	(1,026)
Net deferred tax liabilities	(617)

Disclosure of impact of deferred taxes on current taxes payable
The below table presents deferred tax assets and deferred tax liabilities expected to have an impact on current taxes payable after more than twelve months.

($ billions)	At December 31, 2022	At December 31, 2021
Deferred tax assets	1.0	0.8
Deferred tax liabilities	1.9	1.7